Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (2,012,056)	$ (1,347,113)	$ (190,321)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	558,740	557,267	565,540
Amortization and expiration of operating lease right-of-use assets	29,748	28,935	40,851
Gain on derivative liability – warrants	(51)	(23,314)	(60,207)
Gain on settlement of debt	(14,812)
Provision for doubtful debts	84,952
Shares issued for services			179,293
Stock awareness program – warrants granted for services			83,572
Deferred income tax expense		(210,499)	210,499
Stock-based compensation	515,116	696,248	660,266
Unrealized foreign exchange (income) loss	(1,407)	(1,052)	134
Changes in operating assets and liabilities:
Accounts receivable	1,054,025	(772,418)	(2,694,324)
Prepaid expenses	(31,647)	34,220	(15,498)
Accounts payable and accrued liabilities	(1,006,248)	1,471,471	2,071,728
Net cash (used in) provided by operating activities	(823,640)	433,745	851,533
Cash flows from investing activities:
Acquisition of equipment	(8,714)	(22,806)	(8,152)
Long-term cash equivalent			7,768
Security deposits		(3,727)
Net cash used in investing activities	(8,714)	(26,533)	(384)
Cash flows from financing activities:
Repayment of Government CEBA loan	(29,484)
Options exercised			31,264
Payments for repurchase of common shares	(517)	(87,778)
Proceeds of short-term loan			200,000
Repayment of short-term loan			(200,000)
Payments on operating lease liabilities	(31,951)	(34,511)	(29,851)
Net cash (used in) provided by financing activities	(61,952)	(122,289)	1,413
Change in cash	(894,306)	284,923	852,562
Cash, beginning of year	2,363,530	2,078,607	1,226,045
Cash, end of year	1,469,224	2,363,530	2,078,607
Supplementary information:
Interest paid			987
Income taxes paid (recovery)	3,697	3,129	2,989
Non-cash transaction
Shares issued to settle accounts payable and accrued liabilities		$ 79,705